UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  June 30, 2008"

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		"Coghill Capital Management, LLC"
Address:	One North Wacker Drive
 		Suite 4350
 		"Chicago, Illinois 60606"

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

"Signature, Place, and Date of Signing:"

"  /s/ Clint D. Coghill        Chicago, Illinois            August 14, 2008"
---------------------------  ---------------------------   -------------------
"   [Signature]                  [City, State]                  [Date]"

-------------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

"[ ] 13F NOTICE. (Check here if no holdings reported are in this report," and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		97

Form 13F Information Table Value Total:		"1,363,039"
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with
"respect to which this report is filed," other than the manager filing this report.

"[If there are no entries in this list, state NONE and omit the column" headings and list entries.]

NONE





---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION   MGRS	AUTHORITY
ACTIVIDENTITY	COM       	00506P103	  9891	  3623037	Sh  	Sole	None	Sole
AMERICAN PUBL	COM       	02913V103	 11712	   300000	Sh  	Sole	None	Sole
APOLLO GOLD C	COM       	03761E102	  1678	  3220566	Sh  	Sole	None	Sole
ARACRUZ CELUL	COM       	038496204	  4971	    67730	Sh  	Sole	None	Sole
ASPECT MEDICA	COM       	045235108	 17575	  2794120	Sh  	Sole	None	Sole
ATARI INC    	COM       	04651M204	  2073	  1264145	Sh  	Sole	None	Sole
AURORA OIL & 	COM       	052036100	  4383	 10194119	Sh  	Sole	None	Sole
AUTHENTIDATE 	COM       	052666104	  1409	  3436304	Sh  	Sole	None	Sole
AUTOBYTEL INC	COM       	05275N106	  6236	  4391610	Sh  	Sole	None	Sole
BANKRATE INC 	COM       	06646V108	  1633	    41800	Sh  	Sole	None	Sole
BWAY HOLDING 	COM       	12429T104	 12374	  1437173	Sh  	Sole	None	Sole
CASH SYSTEMS 	COM       	14756B102	   734	  1531045	Sh  	Sole	None	Sole
DELTA PETROLE	COM       	247907207	  6709	   262900	Sh  	Sole	None	Sole
DITECH NETWOR	COM       	25500T108	  5114	  2378579	Sh  	Sole	None	Sole
EARTHLINK INC	COM       	270321102	 29211	  3376965	Sh  	Sole	None	Sole
ENERGY CONVER	COM       	292659109	 43512	   590880	Sh  	Sole	None	Sole
ENERGY XXI BE	COM       	G100B2108	 16800	  2427702	Sh  	Sole	None	Sole
FUEL TECH INC	COM       	359523107	  6811	   386531	Sh  	Sole	None	Sole
GENERAL MOLY 	COM       	370373102	 91768	 11660485	Sh  	Sole	None	Sole
GLOWPOINT INC	COM       	379887102	  1742	  3483218	Sh  	Sole	None	Sole
GUIDANCE SOFT	COM       	401692108	 12279	  1285734	Sh  	Sole	None	Sole
HEALTH GRADES	COM       	42218Q102	   855	   190350	Sh  	Sole	None	Sole
HECKMANN CORP	COM       	422680207	  4448	   375000	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM       	436233100	  8321	  3368992	Sh  	Sole	None	Sole
HYPERCOM CORP	COM       	44913M105	 12042	  2736718	Sh  	Sole	None	Sole
INNERWORKINGS	COM       	45773Y105	  4150	   347000	Sh  	Sole	None	Sole
INTERVOICE IN	COM       	461142101	  3955	   693802	Sh  	Sole	None	Sole
ITERIS INC   	COM       	46564T107	  2876	  1136944	Sh  	Sole	None	Sole
JOHN B. SANFI	COM       	800422107	  1044	   119285	Sh  	Sole	None	Sole
KEY TRONIC CO	COM       	493144109	   906	   258123	Sh  	Sole	None	Sole
KINTERA INC  	COM       	49720P506	  4444	  4003613	Sh  	Sole	None	Sole
LAKES ENTERTA	COM       	51206P109	  1474	   223975	Sh  	Sole	None	Sole
LEADIS TECHNO	COM       	52171N103	   823	   514112	Sh  	Sole	None	Sole
LOOKSMART LTD	COM       	543442503	  2003	   497073	Sh  	Sole	None	Sole
LOOPNET INC  	COM       	543524300	  5739	   507900	Sh  	Sole	None	Sole
LUNDIN MINING	COM       	550372106	 10577	  1742424	Sh  	Sole	None	Sole
METALINK LTD 	COM       	M69897102	  1056	  1025415	Sh  	Sole	None	Sole
MINEFINDERS C	COM       	602900102	  8510	   818307	Sh  	Sole	None	Sole
MIVA INC     	COM       	55311R108	  3557	  3355368	Sh  	Sole	None	Sole
MMC ENERGY IN	COM       	55312Q208	   815	   362341	Sh  	Sole	None	Sole
OILSANDS QUES	COM       	678046103	  8723	  1341946	Sh  	Sole	None	Sole
ORANGE 21 INC	COM       	685317109	  2692	   743660	Sh  	Sole	None	Sole
ORTHOVITA INC	COM       	68750U102	  3165	  1544043	Sh  	Sole	None	Sole
QUEST RESOURC	COM       	748349305	  4067	   356420	Sh  	Sole	None	Sole
RADVISION LTD	COM       	M81869105	  1097	   180201	Sh  	Sole	None	Sole
SOAPSTONE NET	COM       	833570104	  2465	   643510	Sh  	Sole	None	Sole
SONIC INNOVAT	COM       	83545M109	  8787	  2630904	Sh  	Sole	None	Sole
SPARK NETWORK	COM       	84651P100	  3851	   897689	Sh  	Sole	None	Sole
STEINWAY MUSI	COM       	858495104	  3070	   116279	Sh  	Sole	None	Sole
SUPPORTSOFT I	COM       	868587106	  2085	   641578	Sh  	Sole	None	Sole
THINK PARTNER	COM       	88409N101	   344	   800000	Sh  	Sole	None	Sole
THOMPSON CREE	COM       	884768102	  1468	    75000	Sh  	Sole	None	Sole
UCN INC      	COM       	902636109	  3954	  1704250	Sh  	Sole	None	Sole
WEBSITE PROS 	COM       	94769V105	 22144	  2658336	Sh  	Sole	None	Sole
WORKSTREAM IN	COM       	981402100	   960	  5054100	Sh  	Sole	None	Sole
ASPM CB 2.5 1	NOTE 2.500	045235AB4	  6512	 11100000	Sh  	Sole	None	Sole
MERC CB 8.5 1	NOTE 8.500	588056AG6	  5771	  4500000	Sh  	Sole	None	Sole
CROWN HOLDING	COM    	228368106	 51746	  1991000	CALL	Sole	None	Sole
DELTA PETROLE	COM    	247907207	  5015	   196500	CALL	Sole	None	Sole
EARTHLINK INC	COM    	270321102	 34650	  4005800	CALL	Sole	None	Sole
ENERGY CONVER	COM    	292659109	 58330	   792100	CALL	Sole	None	Sole
FREEPORT-MCMO	COM    	35671D857	 19383	   165400	CALL	Sole	None	Sole
FUEL TECH INC	COM    	359523107	  2768	   157100	CALL	Sole	None	Sole
LUNDIN MINING	COM    	550372106	 10876	  1791800	CALL	Sole	None	Sole
SIMS GROUP LT	COM    	829160100	 13662	   342400	CALL	Sole	None	Sole
SOAPSTONE NET	COM    	833570104	   431	   112600	CALL	Sole	None	Sole
TECK COMINCO 	COM    	878742204	  5749	   119900	CALL	Sole	None	Sole
ADVENT SOFTWA	COM    	007974108	   180	     5000	PUT 	Sole	None	Sole
AK STEEL HOLD	COM    	001547108	 32768	   474900	PUT 	Sole	None	Sole
ALBERTO-CULVE	COM    	013078100	  7865	   299400	PUT 	Sole	None	Sole
BJ'S RESTAURA	COM    	09180C106	  2915	   299600	PUT 	Sole	None	Sole
BLUE NILE INC	COM    	09578R103	 13564	   319000	PUT 	Sole	None	Sole
BUFFALO WILD 	COM    	119848109	  1517	    61100	PUT 	Sole	None	Sole
CALIFORNIA PI	COM    	13054D109	  3206	   286500	PUT 	Sole	None	Sole
CANADIAN SOLA	COM    	136635109	  2291	    57000	PUT 	Sole	None	Sole
CARNIVAL CORP	COM    	143658300	  7709	   233900	PUT 	Sole	None	Sole
CHEESECAKE FA	COM    	163072101	  3445	   216500	PUT 	Sole	None	Sole
DOMINO'S PIZZ	COM    	25754A201	  5096	   443100	PUT 	Sole	None	Sole
FLOWERS FOODS	COM    	343498101	  7578	   267400	PUT 	Sole	None	Sole
GAMESTOP CORP	COM    	36467W109	  3769	    93300	PUT 	Sole	None	Sole
INNERWORKINGS	COM    	45773Y105	  2715	   227000	PUT 	Sole	None	Sole
INTUITIVE SUR	COM    	46120E602	  7543	    28000	PUT 	Sole	None	Sole
ION GEOPHYSIC	COM    	462044108	   236	    13500	PUT 	Sole	None	Sole
ISHARES LEHMA	COM    	464287440	 64592	   734000	PUT 	Sole	None	Sole
ISHARES MSCI 	COM    	464287234	 98913	   728800	PUT 	Sole	None	Sole
ISHARES RUSSE	COM    	464287655	292227	  4232100	PUT 	Sole	None	Sole
LINDSAY CORP 	COM    	535555106	 11318	   133200	PUT 	Sole	None	Sole
MICROS SYSTEM	COM    	594901100	  9437	   309500	PUT 	Sole	None	Sole
MONSANTO CO  	COM    	61166W101	 49425	   390900	PUT 	Sole	None	Sole
NUCOR CORP   	COM    	670346105	 19713	   264000	PUT 	Sole	None	Sole
PANERA BREAD 	COM    	69840W108	 10857	   234700	PUT 	Sole	None	Sole
PAPA JOHN'S I	COM    	698813102	  7506	   282300	PUT 	Sole	None	Sole
PHASE FORWARD	COM    	71721R406	  1878	   104500	PUT 	Sole	None	Sole
PRICELINE.COM	COM    	741503403	 11338	    98200	PUT 	Sole	None	Sole
RAMBUS INC   	COM    	750917106	  8820	   462500	PUT 	Sole	None	Sole
SCHNITZER STE	COM    	806882106	 17030	   148600	PUT 	Sole	None	Sole
VISTAPRINT LT	COM    	G93762954	  7613	   284500	PUT 	Sole	None	Sole